Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Schedule of Employee Benefits	As of December 31, 2023 and 2022, this item is composed as follows:
	2023	2022
	MCh$	MCh$

Short-term employee benefits	144,455	128,580
Benefits to employees for contract termination	9,677	10,735
Share-based employee benefits	—	—
Total	154,132	139,315

Schedule of Compliance Bonuses Provision	Compliance bonuses provision:
	2023	2022
	MCh$	MCh$
Balances as of January 1	73,204	53,069
Net provisions established	58,135	66,818
Provisions used	(60,237)	(46,683)
Total	71,102	73,204

Schedule of Vacation Provision	Vacation provision:
	2023	2022
	MCh$	MCh$
Balances as of January 1	41,257	37,010
Net provisions established	10,250	12,107
Provisions used	(8,250)	(7,860)
Total	43,257	41,257

Schedule of Other Benefits Provision	Other benefits provision:
	2023	2022
	MCh$	MCh$
Balances as of January 1	14,119	10,439
Net provisions established	54,366	38,916
Provisions used	(38,389)	(35,236)
Total	30,096	14,119

Schedule of Provision for Employee Benefits	Changes of the provision for employee benefits due to the termination of the employment contract:
	2023	2022
	MCh$	MCh$
Present value of the obligations at the beginning of the period	10,735	6,446
Increase in provision	1,357	5,817
Benefit paid	(2,490)	(1,658)
Effect of change in actuarial factors	75	130
Total	9,677	10,735

Schedule of Net Benefits Expenses	Net benefits expenses:
	2023	2022
	MCh$	MCh$
Increase in provisions	881	5,554
Interest cost of benefits obligations	476	263
Effect of change in actuarial factors	75	130
Net benefit expenses	1,432	5,947

Schedule of Severance Indemnity Obligations	The main assumptions used in the determination of severance indemnity obligations for the Bank’s plan are shown below:
	December 31, 2023	December 31, 2022
	%	%
Discount rate	5.77	5.50
Salary increase rate	5.60	4.80
Payment probability	99.99	99.99